CREDIT RISK CONCENTRATIONS (Details Narrative)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Revenue [Member] | Three Tenants [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	36.70%
Revenue [Member] | Two Tenants [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		26.86%
Receivables [Member] | Three Tenants [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	61.71%	54.96%